Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Disclosure Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS

New accounting pronouncements - not yet effective
Amendments to IFRS 9, IAS 39 and IFRS 7
In July 2017, the Financial Conduct Authority (“FCA”), which regulates LIBOR, announced it intends to stop compelling banks to submit rates for the calculation of LIBOR after 2021. As a result, the Federal Reserve Board and the Federal Reserve Bank of New York organized the Alternative Reference Rates Committee (“ARRC”), which identified the Secured Overnight Financing Rate as its preferred alternative rate for USD LIBOR in derivatives and other financial contracts. Other benchmark rates including EURIBOR are also impacted by this reform and the European Central Bank has identified the Euro Short Term Rate as its preferred alternative rate for EURIBOR in derivatives and other financial contracts. The Corporation is not able to predict when USD-LIBOR or EURIBOR will cease to be available or when there will be sufficient liquidity in the alternative markets. Any changes adopted by the FCA or other governing bodies in the method used for determining USD-LIBOR and EURIBOR may result in a sudden or prolonged increase or decrease in reported USD-LIBOR and EURIBOR. If that were to occur, the Corporation’s interest payments could change. In addition, uncertainty about the extent and manner of future changes may result in interest rates and/or payments that are higher or lower than if USD-LIBOR and EURIBOR were to remain available in their current form.
In September 2019, the IASB issued amendments to IFRS 9, IAS 39, and IFRS 7 in order to provide relief in respect of the potential impacts to hedge accounting following the uncertainties arising from the impact of the Interbank offered rate (“IBOR”) reform on the timing and amount of designated future cash flows. The amendments provide exceptions to the requirements of hedge accounting during this period of uncertainty with the impact being that existing and new hedge accounting designations will be unaffected by the above noted uncertainties. The amendments are effective for annual reporting periods beginning on or after January 1, 2020, but the Corporation chose to early apply the amendments for the reporting period ending December 31, 2019. Adopting these amendments allows the Corporation to continue hedge accounting during the period of uncertainty arising from interest rate benchmark reforms. See note 4.
IFRIC agenda decision
In November 2019, the IFRIC discussed a question about how to determine the lease term for cancellable or renewable leases. Entities may enter into cancellable or renewable leases that do not specify a particular term, but which continue indefinitely until one party gives notice to terminate. The request asked how the lease term should be determined and whether the useful life of any related non-removable leasehold improvements is limited to the lease term determined applying IFRS 16. The IFRIC clarified that determining the lease term will depend on both the termination penalties in the contract and the broader economics of the contract. Further an entity must apply IAS 16 Property, Plant and Equipment (“IAS 16) in determining the useful life of non-removable leasehold improvements and may often conclude that it will use and benefit from leasehold improvements only for as long as it uses the underlying leased asset.
The IFRIC concluded that the principles and requirements in IFRS 16 provide an adequate basis for an entity to determine the lease term of cancellable and renewable leases and those in IAS 16 and IFRS 16 provide an adequate basis for an entity to determine the useful life of any non-removable leasehold improvements relating to such a lease. Therefore, the IFRIC decided not to add these items to its agenda. Agenda decisions issued by the IFRIC do not have an application date. Sufficient time is entity specific and depends on the relevant facts and circumstances, but agenda decisions are expected to be implemented as soon and as quickly as possible. The IASB expects this to be months rather than years. The Corporation is currently assessing the impact of the agenda decision and does not expect a material impact to the consolidated financial statements. The Corporation expects to have completed its assessment in the first quarter of 2020.